AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.1%
Long-Term Municipal Bonds – 99.5%
Massachusetts – 84.7%
City of Quincy MA (City of Quincy MA) Series 2022-A 5.00%, 06/01/2047	$3,060	$3,351,430
Series 2026 5.00%, 08/13/2027	7,500	7,653,426
City of Revere MA (City of Revere MA) Series 2026 4.00%, 07/29/2027	2,750	2,781,153
City of Worcester MA (City of Worcester MA) AG Series 2022 3.00%, 02/01/2046	2,600	2,004,450
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2018-A 5.00%, 01/01/2042	5,000	5,076,001
Series 2021-B 2.00%, 04/01/2050	1,000	575,538
Series 2022-B 3.00%, 02/01/2045	2,965	2,358,414
4.11%, 07/15/2031	218	215,184
Series 2022-C 5.00%, 10/01/2052	2,005	2,043,482
Series 2022-D 5.00%, 11/01/2028	2,000	2,103,205
Series 2024 5.00%, 12/01/2054	5,000	5,125,817
Series 2024-E 5.00%, 08/01/2054	1,670	1,710,730
Series 2025-A 5.00%, 04/01/2045	1,500	1,591,873
Series 2025-G 5.00%, 12/01/2046	2,000	2,109,645
5.00%, 12/01/2055	1,500	1,540,076
Commonwealth of Massachusetts Transportation Fund Revenue (Commonwealth of Massachusetts Transportation Fund Revenue) Series 2022 5.00%, 06/01/2050	2,000	2,045,416
Series 2022–B 5.00%, 06/01/2052	3,000	3,062,381
Series 2023 5.00%, 06/01/2053	1,405	1,437,459
Series 2023-B 5.00%, 06/01/2051	3,000	3,082,262
Marthas Vineyard Land Bank (Marthas Vineyard Land Bank) BAM Series 2014 5.00%, 05/01/2031	1,000	1,009,114
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 07/01/2040	2,000	2,022,974
Series 2020 5.00%, 07/01/2050	3,000	3,025,393
Series 2023-A 5.25%, 07/01/2048	1,000	1,054,876
5.25%, 07/01/2053	4,000	4,161,691
Series 2025-B 5.00%, 07/01/2045	500	531,711
5.25%, 07/01/2055	3,500	3,668,835

	Principal Amount (000)	U.S. $ Value
Massachusetts Clean Water Trust (The) (Massachusetts Clean Water State Revolving Fund) Series 2023-2 5.00%, 02/01/2040	$600	$644,808
5.00%, 02/01/2042	1,050	1,118,734
5.00%, 02/01/2044	1,500	1,587,078
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,150	7,152,416
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	3,000	2,942,240
Series 2023 5.00%, 07/01/2034	2,000	2,190,897
Series 2025 5.50%, 07/01/2055	1,210	1,267,652
AG Series 2025 5.00%, 07/01/2030	1,000	1,074,016
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,752,239
Series 2023 4.375%, 07/01/2052	2,000	1,709,007
5.25%, 07/01/2052	2,000	1,967,323
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	1,795	1,854,724
5.00%, 10/01/2039	1,780	1,822,905
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(a)	600	615,567
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2054(a)	2,200	2,059,007
Massachusetts Development Finance Agency (Children’s Hospital Obligated Group) Series 2024-T 5.25%, 03/01/2054	2,000	2,079,902
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2036	1,250	1,372,270
5.00%, 12/01/2037(b)	1,500	1,611,048
5.00%, 12/01/2038(b)	1,625	1,729,239
5.00%, 12/01/2039(b)	1,575	1,657,119
5.00%, 12/01/2041(b)	2,755	2,879,434
5.00%, 12/01/2045(b)	2,170	2,225,388
5.50%, 12/01/2056	1,000	1,051,175
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	1,000	959,243
5.25%, 01/01/2042	1,000	1,000,071
Series 2025 5.25%, 01/01/2038	1,210	1,284,142
5.25%, 01/01/2041	1,230	1,269,291
5.25%, 01/01/2043	1,000	1,023,540

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	$2,000	$2,000,596
5.00%, 10/01/2034	2,100	2,096,623
Massachusetts Development Finance Agency (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2046	1,000	915,501
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.875%, 12/01/2060(a)	1,000	933,273
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,010,586
Massachusetts Development Finance Agency (Massachusetts Institute of Technology) Series 2020 5.00%, 07/01/2050	2,050	2,218,826
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	998,308
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	3,200	3,036,901
Series 2022 5.00%, 07/01/2052	1,000	930,585
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2047(a)	2,000	1,976,343
Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2041	1,500	1,577,674
5.00%, 10/01/2042	3,000	3,145,923
Series 2026 5.00%, 10/01/2038	2,000	2,195,927
Massachusetts Development Finance Agency (Prerefunded - US Treasuries) Series 2019-A 5.00%, 06/01/2039	1,400	1,478,855
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	792,980
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055	3,250	3,320,679
5.25%, 06/01/2065	2,500	2,530,675
5.50%, 06/01/2050	4,000	4,196,971
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	1,005,579
Massachusetts Development Finance Agency (Simmons University) Series 2020-M 4.00%, 10/01/2050	1,000	675,013

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036	$2,080	$1,946,476
5.00%, 07/01/2041	3,515	3,398,084
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2013 4.00%, 07/01/2043	2,410	2,140,599
Series 2021-G 4.00%, 07/01/2046	1,750	1,493,423
5.00%, 07/01/2037	1,000	1,038,551
5.00%, 07/01/2050	3,550	3,416,281
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,190,217
Series 2021-B 4.00%, 06/01/2050	1,000	770,004
Massachusetts Development Finance Agency (Suffolk University) Series 2021 4.00%, 07/01/2051	1,000	796,149
Series 2025 5.25%, 07/01/2055	3,000	2,813,038
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,012,299
Series 2021-V 5.00%, 07/01/2055	1,000	1,046,872
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2026 5.00%, 10/01/2042	2,850	3,101,946
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	994,497
Series 2026 5.25%, 10/01/2036	1,250	1,372,118
7.375%, 10/01/2035	1,000	1,005,664
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,500,634
Series 2025 4.50%, 07/01/2054	3,500	3,198,071
5.00%, 07/01/2045	1,000	1,012,863
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,028,670
Massachusetts Development Finance Agency (Worcester Polytechnic Institute) Series 2026 5.00%, 09/01/2027	1,500	1,535,738
5.00%, 09/01/2028	1,200	1,252,812
Massachusetts Health & Educational Facilities Authority (Trustees of Boston College) Series 2008 5.50%, 06/01/2035	1,710	1,929,030

	Principal Amount (000)	U.S. $ Value
Massachusetts Port Authority (Bosfuel Corp.) Series 2019-A 5.00%, 07/01/2033	$2,000	$2,074,834
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031	1,515	1,571,964
Series 2019-A 5.00%, 07/01/2032	4,685	4,880,009
5.00%, 07/01/2036	4,000	4,128,415
5.00%, 07/01/2038	2,500	2,566,409
Series 2021-E 5.00%, 07/01/2051	4,000	4,024,457
Series 2026-B 5.00%, 07/01/2034	2,220	2,417,029
5.00%, 07/01/2035	1,250	1,367,012
5.00%, 07/01/2036	1,000	1,094,501
5.00%, 07/01/2037	1,250	1,357,169
5.00%, 07/01/2038	1,000	1,077,430
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	4,000	4,050,500
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (Massachusetts Transportation Trust Fund Metropolitan Highway System Rev State Lease) Series 2019-C 5.00%, 01/01/2034	1,000	1,043,968
Massachusetts Water Resources Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 08/01/2033	5,500	5,500,000
Town of Weymouth MA (Town of Weymouth MA) Series 2021 2.00%, 09/15/2045	2,000	1,294,209
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,553,715
Series 2020 3.013%, 11/01/2043	2,000	1,466,682

		239,743,168

Alabama – 4.0%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,035,939
Black Belt Energy Gas District (Goldman Sachs Group) Series 2025-G 5.00%, 10/01/2035	1,500	1,545,920
Series 2026-H 3.795% (SOFR + 1.35%), 12/01/2031(c)	1,000	997,319
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,200	1,201,166
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,049,808

	Principal Amount (000)	U.S. $ Value
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	$2,200	$2,282,856
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	1,000	1,046,406
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,003,776
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,018,754

		11,181,944

American Samoa – 0.6%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2035(a)	1,200	1,237,343
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	395	412,466

		1,649,809

Arizona – 0.4%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,022,093

California – 0.6%
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,300	1,533,025

Florida – 0.0%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	100	81,243

Georgia - 0.4%
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	1,200	1,206,122

Guam – 2.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	210	182,397
Series 2023 5.25%, 10/01/2036	100	105,935
5.375%, 10/01/2043	200	206,920
Series 2024-A 5.25%, 10/01/2043	615	633,583
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 01/01/2046	1,125	1,141,326

	Principal Amount (000)	U.S. $ Value
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	$350	$352,813
5.00%, 10/01/2040	1,420	1,425,482
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	150	154,938
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	2,108,709

		6,312,103

Indiana – 0.0%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(f)	250	25

Kentucky – 0.7%
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	1,000	1,035,425
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	1,000	1,036,128

		2,071,553

New Jersey – 0.4%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,171,380

North Carolina – 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	540	498,524
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	1,000	1,006,309

		1,504,833

Puerto Rico - 3.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 4.00%, 07/01/2037	2,075	2,027,686
5.625%, 07/01/2029	120	126,700
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	495	521,674
5.00%, 07/01/2035(a)	500	520,104
Series 2021-B 4.00%, 07/01/2042(a)	1,270	1,217,371
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) NATL Series 2007-V 5.25%, 07/01/2032	300	299,951

	Principal Amount (000)	U.S. $ Value
AG Series 2007-V 5.25%, 07/01/2031	$240	$243,166
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	52	51,999
6.625%, 01/01/2028	397	395,588
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,600	1,800,855
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,000	906,394
Zero Coupon, 07/01/2046	1,000	363,881
Series 2019-A 4.329%, 07/01/2040	165	161,105
4.55%, 07/01/2040	22	21,776
5.00%, 07/01/2058	815	783,051

		9,441,301

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	560	551,764

Texas – 0.9%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	100	104,841
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,200	1,259,003
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,036,411

		2,400,255

Wisconsin – 0.6%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	1,600	1,750,685

Total Long-Term Municipal Bonds (cost $290,271,172)		281,621,303

Short-Term Municipal Notes – 1.6%

Massachusetts – 1.6%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	2,000	2,006,507
City of Somerville MA (City of Somerville MA) Series 2026 4.00%, 05/28/2027	1,000	1,009,427
Massachusetts Health & Educational Facilities Authority (Mass General Brigham) Series 2011 2.00%, 07/01/2040(g)	615	615,000

	Principal Amount (000)	U.S. $ Value
Town of Nantucket MA (Town of Nantucket MA) Series 2026 4.00%, 07/23/2027	$1,005	$1,015,544

Total Short-Term Municipal Notes (cost $4,650,612)		4,646,478

Total Municipal Obligations (cost $294,921,784)		286,267,781

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(h)(i) (cost $156,813)	8,741	25,436

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(j)(k)(l) (cost $5,181,985)	5,181,985	5,181,985

Total Investments – 102.9% (cost $300,260,582)(m)		291,475,202
Other assets less liabilities – (2.9)%		(8,321,616)

Net Assets – 100.0%		$283,153,586

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,000	10/15/2029	2.485%	CPI#	Maturity	$67,572	$—	$67,572
USD	4,400	10/15/2030	2.615%	CPI#	Maturity	19,745	—	19,745

						$87,317	$—	$87,317

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,300	06/15/2033	1 Day SOFR	3.920%	Annual	$(41,533)	$—	$(41,533)
USD	2,700	07/15/2033	1 Day SOFR	3.929%	Annual	(48,435)	—	(48,435)

						$(89,968)	$—	$(89,968)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	3,025	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$162,969	$—	$162,969

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $10,149,753 or 3.6% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security, which represent 0.00% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such security follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019	$257,805	$25	0.00%

(f)	Defaulted.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,254,130 and gross unrealized depreciation of investments was $(9,879,192), resulting in net unrealized depreciation of $(8,625,062).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$281,621,303	$-0-	$281,621,303
Short-Term Municipal Notes	-0-	4,646,478	-0-	4,646,478
Preferred Stocks	-0-	-0-	25,436	25,436
Short-Term Investments	5,181,985	-0-	-0-	5,181,985

Total Investments in Securities	5,181,985	286,267,781	25,436	291,475,202
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	87,317	-0-	87,317
Interest Rate Swaps	-0-	162,969	-0-	162,969
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(89,968)	-0-	(89,968)

Total	$5,181,985	$286,428,099	$25,436	$291,635,520

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the two months ended July 31, 2026 is as follows:

Fund	Market Value 5/31/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,017	$31,285	$34,120	$5,182	$65